Leases - Reconciliation of the future undiscounted cash flows of operating leases to the operating and finance lease liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating leases
0 - 1 years		$ 153,584
1 - 2 years		156,715
2 - 3 years		156,999
3 - 4 years		160,128
4 - 5 years		160,412
After 5 years		13,368
Total undiscounted lease payments		801,206
Less: imputed interest		(88,206)
Total lease liabilities		713,000
Less current portion	$ (258,010)	(114,507)	$ (130,017)
Noncurrent portion	1,412,190	598,493	782,249
Finance leases
0 - 1 years		152,970
1 - 2 years		26,684
2 - 3 years		26,684
3 - 4 years		2,224
Total undiscounted lease payments		208,562
Less: imputed interest		(18,722)
Total lease liabilities		189,840
Less current portion	(45,826)	(140,796)	(22,281)
Noncurrent portion	$ 66,312	$ 49,044	$ 85,081